UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor®
Stock Selector Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Stock Selector Small Cap Fund

1.863107.106

ASCS-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.0%
Motorcar Parts of America, Inc. (a)	170,688	$ 3,800
Tenneco, Inc. (a)	174,584	11,121
		14,921
Diversified Consumer Services - 1.2%
Bright Horizons Family Solutions, Inc. (a)	195,567	8,130
Service Corp. International	477,800	10,034
		18,164
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands, Inc. (a)	418,584	8,200
Chuy's Holdings, Inc. (a)	43,857	1,257
Life Time Fitness, Inc. (a)	203,080	7,991
		17,448
Household Durables - 0.6%
KB Home (d)	486,808	7,935
Internet & Catalog Retail - 0.5%
HomeAway, Inc. (a)	218,300	7,579
Media - 1.3%
MDC Partners, Inc. Class A (sub. vtg.)	411,100	8,630
Nexstar Broadcasting Group, Inc. Class A (d)	209,235	9,748
		18,378
Multiline Retail - 0.7%
Dillard's, Inc. Class A	82,256	9,807
Mothercare PLC (a)	242,400	983
		10,790
Specialty Retail - 3.7%
Ascena Retail Group, Inc. (a)	344,653	5,535
Conn's, Inc. (a)	195,126	7,805
Francesca's Holdings Corp. (a)	402,721	5,147
GameStop Corp. Class A (d)	233,874	9,816
Genesco, Inc. (a)	182,375	13,910
GNC Holdings, Inc.	165,400	5,427
Rent-A-Center, Inc.	268,081	6,418
		54,058
Textiles, Apparel & Luxury Goods - 2.7%
Fossil Group, Inc. (a)	100,600	9,859
Iconix Brand Group, Inc. (a)	274,100	11,575
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kate Spade & Co. (a)	230,233	$ 8,710
Steven Madden Ltd. (a)	304,959	9,713
		39,857
TOTAL CONSUMER DISCRETIONARY		189,130
CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Cott Corp.	541,448	3,695
Food & Staples Retailing - 1.0%
Andersons, Inc.	101,500	5,483
Sprouts Farmers Market LLC	59,800	1,824
United Natural Foods, Inc. (a)	126,090	7,391
		14,698
Food Products - 1.3%
Darling International, Inc. (a)	367,090	6,872
Fresh Del Monte Produce, Inc.	106,037	3,175
Greencore Group PLC	776,600	3,465
J&J Snack Foods Corp.	63,350	5,707
		19,219
Personal Products - 0.3%
Inter Parfums, Inc.	179,500	4,690
TOTAL CONSUMER STAPLES		42,302
ENERGY - 6.5%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	124,174	5,979
Total Energy Services, Inc.	362,500	7,231
		13,210
Oil, Gas & Consumable Fuels - 5.6%
Cloud Peak Energy, Inc. (a)	448,870	6,949
Energen Corp.	37,432	3,056
Genesis Energy LP	73,354	3,850
Newfield Exploration Co. (a)	402,490	16,220
Rosetta Resources, Inc. (a)	252,948	12,918
Stone Energy Corp. (a)	365,885	13,922
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	134,910	$ 17,201
Western Refining, Inc.	189,688	7,770
		81,886
TOTAL ENERGY		95,096
FINANCIALS - 22.6%
Banks - 9.4%
Associated Banc-Corp.	902,323	16,170
BancFirst Corp.	123,283	7,508
Bank of the Ozarks, Inc.	410,936	12,645
Banner Bank	375,729	15,119
BBCN Bancorp, Inc.	717,986	10,784
Cathay General Bancorp	332,345	8,505
City National Corp.	180,613	13,591
Huntington Bancshares, Inc.	1,507,500	14,804
Investors Bancorp, Inc.	982,400	10,168
National Penn Bancshares, Inc.	910,098	9,374
PacWest Bancorp	448,875	18,697
		137,365
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	32,800	6,535
AURELIUS AG	249,242	8,811
LPL Financial	137,800	6,543
Waddell & Reed Financial, Inc. Class A	164,959	8,708
		30,597
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	357,887	12,888
Amerisafe, Inc.	253,495	9,278
Aspen Insurance Holdings Ltd.	210,010	8,403
Primerica, Inc.	199,269	9,182
StanCorp Financial Group, Inc.	129,323	7,803
		47,554
Real Estate Investment Trusts - 6.6%
Cousins Properties, Inc.	957,080	11,849
First Industrial Realty Trust, Inc.	611,608	11,040
Home Properties, Inc.	184,386	12,131
Kite Realty Group Trust	1,606,507	9,800
Mid-America Apartment Communities, Inc.	155,800	10,894
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. (d)	323,459	$ 11,505
Parkway Properties, Inc.	524,726	10,878
Ramco-Gershenson Properties Trust (SBI)	753,650	12,511
Stag Industrial, Inc.	284,500	6,498
		97,106
Thrifts & Mortgage Finance - 1.3%
Washington Federal, Inc.	282,330	5,918
WSFS Financial Corp.	177,914	12,737
		18,655
TOTAL FINANCIALS		331,277
HEALTH CARE - 13.0%
Biotechnology - 7.5%
ACADIA Pharmaceuticals, Inc. (a)	209,752	4,252
Agios Pharmaceuticals, Inc. (d)	146,520	5,905
Auspex Pharmaceuticals, Inc.	138,249	2,518
BioCryst Pharmaceuticals, Inc. (a)	382,550	4,790
BioMarin Pharmaceutical, Inc. (a)	73,356	4,535
Bluebird Bio, Inc. (a)	135,500	4,526
Celldex Therapeutics, Inc. (a)	231,451	3,030
Chimerix, Inc. (a)	207,760	4,720
Cubist Pharmaceuticals, Inc.	56,017	3,411
Dicerna Pharmaceuticals, Inc. (d)	60,028	902
Discovery Laboratories, Inc. (a)(d)	1,566,863	2,460
Dyax Corp. (a)	500,185	4,712
Genocea Biosciences, Inc.	82,123	1,430
Hyperion Therapeutics, Inc. (a)	103,903	2,366
Insmed, Inc. (a)	260,272	4,448
Intercept Pharmaceuticals, Inc. (a)	31,403	7,297
InterMune, Inc. (a)	241,647	10,601
Isis Pharmaceuticals, Inc. (a)	191,928	5,948
Medivation, Inc. (a)	59,286	4,401
Mirati Therapeutics, Inc. (a)	195,406	3,551
Neurocrine Biosciences, Inc. (a)	341,260	4,634
Novavax, Inc. (a)	1,120,438	4,851
Puma Biotechnology, Inc. (a)	31,100	6,895
Synageva BioPharma Corp. (a)	64,300	4,399
XOMA Corp. (a)	750,399	2,912
		109,494
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Cerus Corp. (a)(d)	607,138	$ 2,137
DexCom, Inc. (a)	122,584	4,619
Sirona Dental Systems, Inc. (a)	50,400	4,042
Steris Corp.	193,903	9,866
		20,664
Health Care Providers & Services - 2.0%
Community Health Systems, Inc. (a)	116,300	5,548
MEDNAX, Inc. (a)	49,710	2,942
Omnicare, Inc.	68,000	4,250
PharMerica Corp. (a)	144,284	3,894
Surgical Care Affiliates, Inc.	215,964	6,345
Team Health Holdings, Inc. (a)	114,500	6,475
		29,454
Health Care Technology - 0.3%
MedAssets, Inc. (a)	204,100	4,335
Life Sciences Tools & Services - 1.2%
Bruker BioSciences Corp. (a)	308,334	7,008
Fluidigm Corp. (a)	128,073	3,667
PAREXEL International Corp. (a)	93,800	5,024
Techne Corp.	24,400	2,277
		17,976
Pharmaceuticals - 0.6%
Prestige Brands Holdings, Inc. (a)	168,646	5,194
Theravance, Inc. (a)	194,851	4,228
		9,422
TOTAL HEALTH CARE		191,345
INDUSTRIALS - 13.4%
Aerospace & Defense - 1.2%
AAR Corp.	227,288	6,114
Teledyne Technologies, Inc. (a)	132,757	12,107
		18,221
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	278,920	12,881
Building Products - 0.3%
Ply Gem Holdings, Inc. (a)(d)	455,825	3,797
Commercial Services & Supplies - 0.6%
Civeo Corp.	361,500	9,182
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV	102,651	$ 6,089
EMCOR Group, Inc.	227,200	9,299
MasTec, Inc. (a)	271,878	7,392
		22,780
Electrical Equipment - 0.4%
General Cable Corp.	283,173	6,295
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	112,500	9,002
Machinery - 2.7%
Allison Transmission Holdings, Inc.	305,220	8,937
Navistar International Corp. (a)(d)	247,325	8,698
TriMas Corp. (a)	239,886	7,600
Valmont Industries, Inc.	51,500	7,500
Wabtec Corp.	94,216	7,601
		40,336
Marine - 0.3%
DryShips, Inc. (d)	1,625,697	4,649
Professional Services - 1.8%
Dun & Bradstreet Corp.	72,894	8,021
Huron Consulting Group, Inc. (a)	105,551	6,380
Stantec, Inc.	185,900	11,795
		26,196
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	194,477	9,424
DXP Enterprises, Inc. (a)	162,150	11,518
Kaman Corp.	182,700	7,310
Now, Inc.	266,300	8,572
Titan Machinery, Inc. (a)(d)	464,361	6,808
		43,632
TOTAL INDUSTRIALS		196,971
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.1%
Aruba Networks, Inc. (a)	515,474	9,206
Ixia (a)	819,831	8,772
Radware Ltd. (a)	502,666	8,239
Riverbed Technology, Inc. (a)	226,843	4,060
		30,277
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.8%
InvenSense, Inc. (a)(d)	219,600	$ 5,053
Neonode, Inc. (a)(d)	1,049,897	2,856
TTM Technologies, Inc. (a)	572,307	4,298
		12,207
Internet Software & Services - 3.1%
Bankrate, Inc. (a)	484,665	8,171
EarthLink Holdings Corp.	461,486	1,818
Move, Inc. (a)	435,913	6,364
NIC, Inc.	317,998	5,365
Points International Ltd. (a)	396,775	7,507
Rackspace Hosting, Inc. (a)	164,583	4,985
Stamps.com, Inc. (a)	131,496	4,159
Web.com Group, Inc. (a)	272,795	7,243
		45,612
IT Services - 4.3%
Datalink Corp. (a)	498,560	5,634
ExlService Holdings, Inc. (a)	344,238	9,656
Global Payments, Inc.	193,300	13,390
Interxion Holding N.V. (a)	297,736	8,098
Maximus, Inc.	262,000	10,836
Sapient Corp. (a)	653,199	9,641
ServiceSource International, Inc. (a)(d)	1,328,624	5,886
		63,141
Semiconductors & Semiconductor Equipment - 2.8%
Ambarella, Inc. (a)(d)	109,000	3,118
Atmel Corp. (a)	150,300	1,232
Intersil Corp. Class A	207,700	2,665
Lattice Semiconductor Corp. (a)	448,100	3,065
M/A-COM Technology Solutions, Inc. (a)	72,200	1,437
Monolithic Power Systems, Inc.	209,730	8,649
PDF Solutions, Inc. (a)	89,500	1,715
Peregrine Semiconductor Corp. (a)	96,505	650
PMC-Sierra, Inc. (a)	375,300	2,526
RF Micro Devices, Inc. (a)	401,800	4,484
Semtech Corp. (a)	291,200	6,502
Silicon Laboratories, Inc. (a)	84,100	3,425
Ultratech, Inc. (a)	89,900	2,129
		41,597
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.7%
BroadSoft, Inc. (a)	267,291	$ 6,522
CommVault Systems, Inc. (a)	151,123	7,257
Infoblox, Inc. (a)	196,100	2,377
Interactive Intelligence Group, Inc. (a)	110,900	5,032
Nuance Communications, Inc. (a)	403,897	7,343
Parametric Technology Corp. (a)	214,274	7,705
Pegasystems, Inc.	116,300	2,485
Rovi Corp. (a)	218,141	5,098
SS&C Technologies Holdings, Inc. (a)	198,287	8,588
Synchronoss Technologies, Inc. (a)	270,986	10,951
Tangoe, Inc. (a)	411,900	5,684
		69,042
Technology Hardware, Storage & Peripherals - 1.6%
Electronics for Imaging, Inc. (a)	184,675	8,139
Quantum Corp. (a)	3,067,141	3,834
Silicon Graphics International Corp. (a)	666,557	6,339
Super Micro Computer, Inc. (a)	192,088	5,027
		23,339
TOTAL INFORMATION TECHNOLOGY		285,215
MATERIALS - 5.4%
Chemicals - 4.1%
Axiall Corp.	237,354	10,166
Cabot Corp.	132,386	6,936
Flotek Industries, Inc. (a)	286,978	8,279
Kronos Worldwide, Inc.	495,820	7,393
PolyOne Corp.	284,999	10,816
Rayonier Advanced Materials, Inc.	195,345	6,341
Tronox Ltd. Class A	413,371	10,971
		60,902
Containers & Packaging - 0.5%
Berry Plastics Group, Inc. (a)	277,240	6,734
Metals & Mining - 0.8%
Royal Gold, Inc.	52,761	3,987
Worthington Industries, Inc.	203,397	7,780
		11,767
TOTAL MATERIALS		79,403
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	130,301	$ 1,053
Cogent Communications Group, Inc.	69,800	2,423
Towerstream Corp. (a)(d)	2,829,372	4,668
		8,144
UTILITIES - 2.8%
Electric Utilities - 1.7%
Cleco Corp.	103,750	5,783
El Paso Electric Co.	145,720	5,370
Great Plains Energy, Inc.	196,720	4,877
PNM Resources, Inc.	80,297	2,060
Portland General Electric Co.	217,368	6,941
		25,031
Gas Utilities - 0.8%
Atmos Energy Corp.	130,838	6,322
Laclede Group, Inc.	122,200	5,741
		12,063
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	153,200	4,067
TOTAL UTILITIES		41,161
TOTAL COMMON STOCKS (Cost $1,289,225)		1,460,044
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 9/18/14 to 9/25/14 (e) (Cost $220)	$ 220	220
Money Market Funds - 5.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	15,030,572	$ 15,031
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	61,680,046	61,680
TOTAL MONEY MARKET FUNDS (Cost $76,711)		76,711
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,366,156)		1,536,975
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(68,819)
NET ASSETS - 100%		$ 1,468,156
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
7 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	$ 782	$ (11)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $120,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	601
Total	$ 629
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 189,130	$ 189,130	$ -	$ -
Consumer Staples	42,302	42,302	-	-
Energy	95,096	95,096	-	-
Financials	331,277	331,277	-	-
Health Care	191,345	191,345	-	-
Industrials	196,971	196,971	-	-
Information Technology	285,215	285,215	-	-
Materials	79,403	79,403	-	-
Telecommunication Services	8,144	8,144	-	-
Utilities	41,161	41,161	-	-
U.S. Government and Government Agency Obligations	220	-	220	-
Money Market Funds	76,711	76,711	-	-
Total Investments in Securities:	$ 1,536,975	$ 1,536,755	$ 220	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (11)	$ (11)	$ -	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,368,652,000. Net unrealized appreciation aggregated $168,323,000, of which $263,387,000 related to appreciated investment securities and $95,064,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Small Cap Fund

July 31, 2014

1.804877.110

SCS-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.0%
Motorcar Parts of America, Inc. (a)	170,688	$ 3,800
Tenneco, Inc. (a)	174,584	11,121
		14,921
Diversified Consumer Services - 1.2%
Bright Horizons Family Solutions, Inc. (a)	195,567	8,130
Service Corp. International	477,800	10,034
		18,164
Hotels, Restaurants & Leisure - 1.2%
Bloomin' Brands, Inc. (a)	418,584	8,200
Chuy's Holdings, Inc. (a)	43,857	1,257
Life Time Fitness, Inc. (a)	203,080	7,991
		17,448
Household Durables - 0.6%
KB Home (d)	486,808	7,935
Internet & Catalog Retail - 0.5%
HomeAway, Inc. (a)	218,300	7,579
Media - 1.3%
MDC Partners, Inc. Class A (sub. vtg.)	411,100	8,630
Nexstar Broadcasting Group, Inc. Class A (d)	209,235	9,748
		18,378
Multiline Retail - 0.7%
Dillard's, Inc. Class A	82,256	9,807
Mothercare PLC (a)	242,400	983
		10,790
Specialty Retail - 3.7%
Ascena Retail Group, Inc. (a)	344,653	5,535
Conn's, Inc. (a)	195,126	7,805
Francesca's Holdings Corp. (a)	402,721	5,147
GameStop Corp. Class A (d)	233,874	9,816
Genesco, Inc. (a)	182,375	13,910
GNC Holdings, Inc.	165,400	5,427
Rent-A-Center, Inc.	268,081	6,418
		54,058
Textiles, Apparel & Luxury Goods - 2.7%
Fossil Group, Inc. (a)	100,600	9,859
Iconix Brand Group, Inc. (a)	274,100	11,575
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kate Spade & Co. (a)	230,233	$ 8,710
Steven Madden Ltd. (a)	304,959	9,713
		39,857
TOTAL CONSUMER DISCRETIONARY		189,130
CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Cott Corp.	541,448	3,695
Food & Staples Retailing - 1.0%
Andersons, Inc.	101,500	5,483
Sprouts Farmers Market LLC	59,800	1,824
United Natural Foods, Inc. (a)	126,090	7,391
		14,698
Food Products - 1.3%
Darling International, Inc. (a)	367,090	6,872
Fresh Del Monte Produce, Inc.	106,037	3,175
Greencore Group PLC	776,600	3,465
J&J Snack Foods Corp.	63,350	5,707
		19,219
Personal Products - 0.3%
Inter Parfums, Inc.	179,500	4,690
TOTAL CONSUMER STAPLES		42,302
ENERGY - 6.5%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	124,174	5,979
Total Energy Services, Inc.	362,500	7,231
		13,210
Oil, Gas & Consumable Fuels - 5.6%
Cloud Peak Energy, Inc. (a)	448,870	6,949
Energen Corp.	37,432	3,056
Genesis Energy LP	73,354	3,850
Newfield Exploration Co. (a)	402,490	16,220
Rosetta Resources, Inc. (a)	252,948	12,918
Stone Energy Corp. (a)	365,885	13,922
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources Corp.	134,910	$ 17,201
Western Refining, Inc.	189,688	7,770
		81,886
TOTAL ENERGY		95,096
FINANCIALS - 22.6%
Banks - 9.4%
Associated Banc-Corp.	902,323	16,170
BancFirst Corp.	123,283	7,508
Bank of the Ozarks, Inc.	410,936	12,645
Banner Bank	375,729	15,119
BBCN Bancorp, Inc.	717,986	10,784
Cathay General Bancorp	332,345	8,505
City National Corp.	180,613	13,591
Huntington Bancshares, Inc.	1,507,500	14,804
Investors Bancorp, Inc.	982,400	10,168
National Penn Bancshares, Inc.	910,098	9,374
PacWest Bancorp	448,875	18,697
		137,365
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	32,800	6,535
AURELIUS AG	249,242	8,811
LPL Financial	137,800	6,543
Waddell & Reed Financial, Inc. Class A	164,959	8,708
		30,597
Insurance - 3.2%
Allied World Assurance Co. Holdings Ltd.	357,887	12,888
Amerisafe, Inc.	253,495	9,278
Aspen Insurance Holdings Ltd.	210,010	8,403
Primerica, Inc.	199,269	9,182
StanCorp Financial Group, Inc.	129,323	7,803
		47,554
Real Estate Investment Trusts - 6.6%
Cousins Properties, Inc.	957,080	11,849
First Industrial Realty Trust, Inc.	611,608	11,040
Home Properties, Inc.	184,386	12,131
Kite Realty Group Trust	1,606,507	9,800
Mid-America Apartment Communities, Inc.	155,800	10,894
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc. (d)	323,459	$ 11,505
Parkway Properties, Inc.	524,726	10,878
Ramco-Gershenson Properties Trust (SBI)	753,650	12,511
Stag Industrial, Inc.	284,500	6,498
		97,106
Thrifts & Mortgage Finance - 1.3%
Washington Federal, Inc.	282,330	5,918
WSFS Financial Corp.	177,914	12,737
		18,655
TOTAL FINANCIALS		331,277
HEALTH CARE - 13.0%
Biotechnology - 7.5%
ACADIA Pharmaceuticals, Inc. (a)	209,752	4,252
Agios Pharmaceuticals, Inc. (d)	146,520	5,905
Auspex Pharmaceuticals, Inc.	138,249	2,518
BioCryst Pharmaceuticals, Inc. (a)	382,550	4,790
BioMarin Pharmaceutical, Inc. (a)	73,356	4,535
Bluebird Bio, Inc. (a)	135,500	4,526
Celldex Therapeutics, Inc. (a)	231,451	3,030
Chimerix, Inc. (a)	207,760	4,720
Cubist Pharmaceuticals, Inc.	56,017	3,411
Dicerna Pharmaceuticals, Inc. (d)	60,028	902
Discovery Laboratories, Inc. (a)(d)	1,566,863	2,460
Dyax Corp. (a)	500,185	4,712
Genocea Biosciences, Inc.	82,123	1,430
Hyperion Therapeutics, Inc. (a)	103,903	2,366
Insmed, Inc. (a)	260,272	4,448
Intercept Pharmaceuticals, Inc. (a)	31,403	7,297
InterMune, Inc. (a)	241,647	10,601
Isis Pharmaceuticals, Inc. (a)	191,928	5,948
Medivation, Inc. (a)	59,286	4,401
Mirati Therapeutics, Inc. (a)	195,406	3,551
Neurocrine Biosciences, Inc. (a)	341,260	4,634
Novavax, Inc. (a)	1,120,438	4,851
Puma Biotechnology, Inc. (a)	31,100	6,895
Synageva BioPharma Corp. (a)	64,300	4,399
XOMA Corp. (a)	750,399	2,912
		109,494
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Cerus Corp. (a)(d)	607,138	$ 2,137
DexCom, Inc. (a)	122,584	4,619
Sirona Dental Systems, Inc. (a)	50,400	4,042
Steris Corp.	193,903	9,866
		20,664
Health Care Providers & Services - 2.0%
Community Health Systems, Inc. (a)	116,300	5,548
MEDNAX, Inc. (a)	49,710	2,942
Omnicare, Inc.	68,000	4,250
PharMerica Corp. (a)	144,284	3,894
Surgical Care Affiliates, Inc.	215,964	6,345
Team Health Holdings, Inc. (a)	114,500	6,475
		29,454
Health Care Technology - 0.3%
MedAssets, Inc. (a)	204,100	4,335
Life Sciences Tools & Services - 1.2%
Bruker BioSciences Corp. (a)	308,334	7,008
Fluidigm Corp. (a)	128,073	3,667
PAREXEL International Corp. (a)	93,800	5,024
Techne Corp.	24,400	2,277
		17,976
Pharmaceuticals - 0.6%
Prestige Brands Holdings, Inc. (a)	168,646	5,194
Theravance, Inc. (a)	194,851	4,228
		9,422
TOTAL HEALTH CARE		191,345
INDUSTRIALS - 13.4%
Aerospace & Defense - 1.2%
AAR Corp.	227,288	6,114
Teledyne Technologies, Inc. (a)	132,757	12,107
		18,221
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	278,920	12,881
Building Products - 0.3%
Ply Gem Holdings, Inc. (a)(d)	455,825	3,797
Commercial Services & Supplies - 0.6%
Civeo Corp.	361,500	9,182
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV	102,651	$ 6,089
EMCOR Group, Inc.	227,200	9,299
MasTec, Inc. (a)	271,878	7,392
		22,780
Electrical Equipment - 0.4%
General Cable Corp.	283,173	6,295
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	112,500	9,002
Machinery - 2.7%
Allison Transmission Holdings, Inc.	305,220	8,937
Navistar International Corp. (a)(d)	247,325	8,698
TriMas Corp. (a)	239,886	7,600
Valmont Industries, Inc.	51,500	7,500
Wabtec Corp.	94,216	7,601
		40,336
Marine - 0.3%
DryShips, Inc. (d)	1,625,697	4,649
Professional Services - 1.8%
Dun & Bradstreet Corp.	72,894	8,021
Huron Consulting Group, Inc. (a)	105,551	6,380
Stantec, Inc.	185,900	11,795
		26,196
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	194,477	9,424
DXP Enterprises, Inc. (a)	162,150	11,518
Kaman Corp.	182,700	7,310
Now, Inc.	266,300	8,572
Titan Machinery, Inc. (a)(d)	464,361	6,808
		43,632
TOTAL INDUSTRIALS		196,971
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.1%
Aruba Networks, Inc. (a)	515,474	9,206
Ixia (a)	819,831	8,772
Radware Ltd. (a)	502,666	8,239
Riverbed Technology, Inc. (a)	226,843	4,060
		30,277
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.8%
InvenSense, Inc. (a)(d)	219,600	$ 5,053
Neonode, Inc. (a)(d)	1,049,897	2,856
TTM Technologies, Inc. (a)	572,307	4,298
		12,207
Internet Software & Services - 3.1%
Bankrate, Inc. (a)	484,665	8,171
EarthLink Holdings Corp.	461,486	1,818
Move, Inc. (a)	435,913	6,364
NIC, Inc.	317,998	5,365
Points International Ltd. (a)	396,775	7,507
Rackspace Hosting, Inc. (a)	164,583	4,985
Stamps.com, Inc. (a)	131,496	4,159
Web.com Group, Inc. (a)	272,795	7,243
		45,612
IT Services - 4.3%
Datalink Corp. (a)	498,560	5,634
ExlService Holdings, Inc. (a)	344,238	9,656
Global Payments, Inc.	193,300	13,390
Interxion Holding N.V. (a)	297,736	8,098
Maximus, Inc.	262,000	10,836
Sapient Corp. (a)	653,199	9,641
ServiceSource International, Inc. (a)(d)	1,328,624	5,886
		63,141
Semiconductors & Semiconductor Equipment - 2.8%
Ambarella, Inc. (a)(d)	109,000	3,118
Atmel Corp. (a)	150,300	1,232
Intersil Corp. Class A	207,700	2,665
Lattice Semiconductor Corp. (a)	448,100	3,065
M/A-COM Technology Solutions, Inc. (a)	72,200	1,437
Monolithic Power Systems, Inc.	209,730	8,649
PDF Solutions, Inc. (a)	89,500	1,715
Peregrine Semiconductor Corp. (a)	96,505	650
PMC-Sierra, Inc. (a)	375,300	2,526
RF Micro Devices, Inc. (a)	401,800	4,484
Semtech Corp. (a)	291,200	6,502
Silicon Laboratories, Inc. (a)	84,100	3,425
Ultratech, Inc. (a)	89,900	2,129
		41,597
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.7%
BroadSoft, Inc. (a)	267,291	$ 6,522
CommVault Systems, Inc. (a)	151,123	7,257
Infoblox, Inc. (a)	196,100	2,377
Interactive Intelligence Group, Inc. (a)	110,900	5,032
Nuance Communications, Inc. (a)	403,897	7,343
Parametric Technology Corp. (a)	214,274	7,705
Pegasystems, Inc.	116,300	2,485
Rovi Corp. (a)	218,141	5,098
SS&C Technologies Holdings, Inc. (a)	198,287	8,588
Synchronoss Technologies, Inc. (a)	270,986	10,951
Tangoe, Inc. (a)	411,900	5,684
		69,042
Technology Hardware, Storage & Peripherals - 1.6%
Electronics for Imaging, Inc. (a)	184,675	8,139
Quantum Corp. (a)	3,067,141	3,834
Silicon Graphics International Corp. (a)	666,557	6,339
Super Micro Computer, Inc. (a)	192,088	5,027
		23,339
TOTAL INFORMATION TECHNOLOGY		285,215
MATERIALS - 5.4%
Chemicals - 4.1%
Axiall Corp.	237,354	10,166
Cabot Corp.	132,386	6,936
Flotek Industries, Inc. (a)	286,978	8,279
Kronos Worldwide, Inc.	495,820	7,393
PolyOne Corp.	284,999	10,816
Rayonier Advanced Materials, Inc.	195,345	6,341
Tronox Ltd. Class A	413,371	10,971
		60,902
Containers & Packaging - 0.5%
Berry Plastics Group, Inc. (a)	277,240	6,734
Metals & Mining - 0.8%
Royal Gold, Inc.	52,761	3,987
Worthington Industries, Inc.	203,397	7,780
		11,767
TOTAL MATERIALS		79,403
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	130,301	$ 1,053
Cogent Communications Group, Inc.	69,800	2,423
Towerstream Corp. (a)(d)	2,829,372	4,668
		8,144
UTILITIES - 2.8%
Electric Utilities - 1.7%
Cleco Corp.	103,750	5,783
El Paso Electric Co.	145,720	5,370
Great Plains Energy, Inc.	196,720	4,877
PNM Resources, Inc.	80,297	2,060
Portland General Electric Co.	217,368	6,941
		25,031
Gas Utilities - 0.8%
Atmos Energy Corp.	130,838	6,322
Laclede Group, Inc.	122,200	5,741
		12,063
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	153,200	4,067
TOTAL UTILITIES		41,161
TOTAL COMMON STOCKS (Cost $1,289,225)		1,460,044
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 9/18/14 to 9/25/14 (e) (Cost $220)	$ 220	220
Money Market Funds - 5.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	15,030,572	$ 15,031
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	61,680,046	61,680
TOTAL MONEY MARKET FUNDS (Cost $76,711)		76,711
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,366,156)		1,536,975
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(68,819)
NET ASSETS - 100%		$ 1,468,156
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
7 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	$ 782	$ (11)

The face value of futures purchased as a percentage of net assets is 0.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $120,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	601
Total	$ 629
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 189,130	$ 189,130	$ -	$ -
Consumer Staples	42,302	42,302	-	-
Energy	95,096	95,096	-	-
Financials	331,277	331,277	-	-
Health Care	191,345	191,345	-	-
Industrials	196,971	196,971	-	-
Information Technology	285,215	285,215	-	-
Materials	79,403	79,403	-	-
Telecommunication Services	8,144	8,144	-	-
Utilities	41,161	41,161	-	-
U.S. Government and Government Agency Obligations	220	-	220	-
Money Market Funds	76,711	76,711	-	-
Total Investments in Securities:	$ 1,536,975	$ 1,536,755	$ 220	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (11)	$ (11)	$ -	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,368,652,000. Net unrealized appreciation aggregated $168,323,000, of which $263,387,000 related to appreciated investment securities and $95,064,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

July 31, 2014

1.804820.110

FDE-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Automobiles - 0.1%
General Motors Co.	40,409	$ 1,367
Diversified Consumer Services - 1.2%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	583,635	16,301
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	167,609	7,516
Household Durables - 2.7%
Harman International Industries, Inc.	136,336	14,799
Whirlpool Corp.	157,945	22,529
		37,328
Media - 5.2%
Comcast Corp. Class A	616,460	33,122
The Walt Disney Co.	153,905	13,217
Time Warner Cable, Inc.	67,128	9,740
Viacom, Inc. Class B (non-vtg.)	186,943	15,455
		71,534
Multiline Retail - 1.6%
Macy's, Inc.	368,782	21,312
Specialty Retail - 1.1%
Foot Locker, Inc.	41,846	1,989
GameStop Corp. Class A (d)	32,833	1,378
Staples, Inc.	979,026	11,347
		14,714
Textiles, Apparel & Luxury Goods - 0.6%
Fossil Group, Inc. (a)	56,430	5,530
Hanesbrands, Inc.	34,136	3,335
		8,865
TOTAL CONSUMER DISCRETIONARY		178,937
CONSUMER STAPLES - 10.1%
Beverages - 1.0%
The Coca-Cola Co.	342,208	13,445
Food & Staples Retailing - 2.5%
Kroger Co.	508,221	24,893
Wal-Mart Stores, Inc.	128,733	9,472
		34,365
Food Products - 5.1%
Archer Daniels Midland Co.	548,461	25,449
Mondelez International, Inc.	97,396	3,506
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Pilgrims Pride Corp. (a)	708,071	$ 19,798
Tyson Foods, Inc. Class A	591,148	21,997
		70,750
Household Products - 1.5%
Procter & Gamble Co.	265,739	20,547
TOTAL CONSUMER STAPLES		139,107
ENERGY - 12.9%
Energy Equipment & Services - 1.6%
Halliburton Co.	316,830	21,858
Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	38,400	4,103
Chevron Corp.	271,921	35,143
EOG Resources, Inc.	219,478	24,020
Exxon Mobil Corp.	542,070	53,634
PBF Energy, Inc. Class A	216,865	5,877
Phillips 66 Co.	100,508	8,152
Valero Energy Corp.	465,966	23,671
		154,600
TOTAL ENERGY		176,458
FINANCIALS - 14.4%
Banks - 6.2%
Bank of America Corp.	733,013	11,178
Citigroup, Inc.	339,746	16,617
JPMorgan Chase & Co.	343,276	19,797
SunTrust Banks, Inc.	77,244	2,939
Wells Fargo & Co.	685,522	34,893
		85,424
Consumer Finance - 3.0%
Capital One Financial Corp.	323,176	25,705
Navient Corp.	519,419	8,934
Santander Consumer U.S.A. Holdings, Inc.	347,194	6,656
		41,295
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	199,791	$ 25,060
McGraw Hill Financial, Inc.	276,905	22,213
		47,273
Insurance - 0.2%
The Chubb Corp.	31,700	2,749
The Travelers Companies, Inc.	1,731	155
		2,904
Real Estate Investment Trusts - 1.2%
Extra Space Storage, Inc.	203,822	10,544
Two Harbors Investment Corp.	583,459	5,969
		16,513
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	141,369	4,360
TOTAL FINANCIALS		197,769
HEALTH CARE - 14.4%
Biotechnology - 2.6%
Gilead Sciences, Inc. (a)	204,761	18,746
United Therapeutics Corp. (a)	185,205	16,843
		35,589
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	387,039	4,946
Health Care Providers & Services - 3.2%
Cardinal Health, Inc.	227,442	16,296
McKesson Corp.	145,635	27,942
		44,238
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	126,087	7,072
Pharmaceuticals - 7.7%
AbbVie, Inc.	317,434	16,614
Actavis PLC (a)	45,287	9,703
Allergan, Inc.	152,276	25,256
Johnson & Johnson	325,710	32,600
Merck & Co., Inc.	370,849	21,042
		105,215
TOTAL HEALTH CARE		197,060
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.4%
Aerospace & Defense - 4.5%
Alliant Techsystems, Inc.	5,197	$ 675
Huntington Ingalls Industries, Inc.	64,087	5,827
L-3 Communications Holdings, Inc.	145,471	15,269
The Boeing Co.	222,602	26,819
Triumph Group, Inc.	90,175	5,713
United Technologies Corp.	70,028	7,363
		61,666
Airlines - 2.5%
Delta Air Lines, Inc.	644,654	24,149
Southwest Airlines Co.	147,507	4,171
United Continental Holdings, Inc. (a)	143,769	6,669
		34,989
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	66,072	1,937
R.R. Donnelley & Sons Co.	131,586	2,284
		4,221
Machinery - 0.2%
Cummins, Inc.	16,795	2,341
Professional Services - 0.4%
Manpower, Inc.	66,219	5,158
Road & Rail - 0.5%
CSX Corp.	234,851	7,027
TOTAL INDUSTRIALS		115,402
INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 1.0%
Ingram Micro, Inc. Class A (a)	450,684	12,935
Internet Software & Services - 2.9%
Facebook, Inc. Class A (a)	214,363	15,573
Google, Inc.:
Class A (a)	9,186	5,324
Class C (a)	33,721	19,275
		40,172
IT Services - 4.5%
Alliance Data Systems Corp. (a)	27,755	7,280
Amdocs Ltd.	28,751	1,304
Booz Allen Hamilton Holding Corp. Class A	300,547	6,684
Computer Sciences Corp.	347,112	21,656
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Global Payments, Inc.	183,747	$ 12,728
Leidos Holdings, Inc.	105,204	3,886
Xerox Corp.	645,477	8,559
		62,097
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp. Class A	19,467	745
Micron Technology, Inc. (a)	423,657	12,943
		13,688
Software - 4.5%
Electronic Arts, Inc. (a)	226,267	7,603
Microsoft Corp.	365,107	15,758
Oracle Corp.	831,327	33,577
Synopsys, Inc. (a)	134,057	5,063
		62,001
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	184,607	17,643
Hewlett-Packard Co.	442,146	15,745
		33,388
TOTAL INFORMATION TECHNOLOGY		224,281
MATERIALS - 4.7%
Chemicals - 4.3%
Ashland, Inc.	171,353	17,932
Cabot Corp.	84,090	4,405
LyondellBasell Industries NV Class A	164,972	17,528
Westlake Chemical Corp.	213,764	18,681
		58,546
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	6,221	619
Paper & Forest Products - 0.4%
Domtar Corp.	149,586	5,373
TOTAL MATERIALS		64,538
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	656,475	33,099
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.8%
Electric Utilities - 1.6%
Exelon Corp.	688,138	$ 21,387
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	101,057	3,129
TOTAL UTILITIES		24,516
TOTAL COMMON STOCKS (Cost $1,254,946)		1,351,167
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% 9/18/14 (Cost $180)	$ 180	180
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	22,457,416	22,457
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	579,675	580
TOTAL MONEY MARKET FUNDS (Cost $23,037)		23,037
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,278,163)		1,374,384
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,184)
NET ASSETS - 100%		$ 1,373,200
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	17
Total	$ 34
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 178,937	$ 178,937	$ -	$ -
Consumer Staples	139,107	139,107	-	-
Energy	176,458	176,458	-	-
Financials	197,769	197,769	-	-
Health Care	197,060	197,060	-	-
Industrials	115,402	115,402	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities: - continued
Information Technology	$ 224,281	$ 224,281	$ -	$ -
Materials	64,538	64,538	-	-
Telecommunication Services	33,099	33,099	-	-
Utilities	24,516	24,516	-	-
U.S. Government and Government Agency Obligations	180	-	180	-
Money Market Funds	23,037	23,037	-	-
Total Investments in Securities:	$ 1,374,384	$ 1,374,204	$ 180	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,278,551,000. Net unrealized appreciation aggregated $95,833,000, of which $120,369,000 related to appreciated investment securities and $24,536,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

July 31, 2014

1.804874.110

TQG-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.0%
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. Class A	661,000	$ 42,773,310
Media - 3.3%
Comcast Corp. Class A	886,000	47,604,780
The Walt Disney Co.	193,000	16,574,840
		64,179,620
Specialty Retail - 1.5%
AutoZone, Inc. (a)	54,800	28,333,244
TOTAL CONSUMER DISCRETIONARY		135,286,174
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	805,000	61,469,800
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	206,000	15,132,760
TOTAL CONSUMER STAPLES		76,602,560
ENERGY - 17.9%
Energy Equipment & Services - 3.9%
Halliburton Co.	1,092,000	75,337,080
Oil, Gas & Consumable Fuels - 14.0%
Cabot Oil & Gas Corp.	2,542,000	83,758,900
Devon Energy Corp.	346,000	26,123,000
EOG Resources, Inc.	225,000	24,624,000
Newfield Exploration Co. (a)	905,000	36,471,500
Noble Energy, Inc.	237,542	15,794,168
Pioneer Natural Resources Co.	125,900	27,881,814
Range Resources Corp.	749,000	56,616,910
		271,270,292
TOTAL ENERGY		346,607,372
FINANCIALS - 13.3%
Banks - 1.5%
Wells Fargo & Co.	574,000	29,216,600
Capital Markets - 5.1%
Ameriprise Financial, Inc.	819,000	97,952,400
Consumer Finance - 0.5%
American Express Co.	108,000	9,504,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 6.2%
McGraw Hill Financial, Inc.	1,237,000	$ 99,232,140
Moody's Corp.	238,000	20,706,000
		119,938,140
TOTAL FINANCIALS		256,611,140
HEALTH CARE - 10.4%
Biotechnology - 2.8%
Biogen Idec, Inc. (a)	89,700	29,994,783
Intercept Pharmaceuticals, Inc. (a)	105,102	24,421,501
		54,416,284
Health Care Equipment & Supplies - 1.8%
Covidien PLC	145,000	12,543,950
The Cooper Companies, Inc.	139,900	22,507,112
		35,051,062
Life Sciences Tools & Services - 1.9%
Illumina, Inc. (a)	44,100	7,052,031
Thermo Fisher Scientific, Inc.	250,000	30,375,000
		37,427,031
Pharmaceuticals - 3.9%
Actavis PLC (a)	104,040	22,291,610
Johnson & Johnson	329,000	32,929,610
Prestige Brands Holdings, Inc. (a)	632,000	19,465,600
		74,686,820
TOTAL HEALTH CARE		201,581,197
INDUSTRIALS - 14.6%
Airlines - 3.8%
American Airlines Group, Inc.	1,660,000	64,491,000
Spirit Airlines, Inc. (a)	127,523	8,342,555
		72,833,555
Machinery - 4.6%
Cummins, Inc.	643,900	89,753,221
Road & Rail - 5.5%
Norfolk Southern Corp.	546,900	55,597,854
Union Pacific Corp.	511,000	50,236,410
		105,834,264
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (a)	330,000	$ 14,397,900
TOTAL INDUSTRIALS		282,818,940
INFORMATION TECHNOLOGY - 26.4%
Electronic Equipment & Components - 3.7%
TE Connectivity Ltd.	591,000	36,576,990
Zebra Technologies Corp. Class A (a)	432,000	34,590,240
		71,167,230
Internet Software & Services - 7.9%
Facebook, Inc. Class A (a)	753,300	54,727,245
Google, Inc. Class A (a)	169,400	98,175,770
		152,903,015
IT Services - 2.5%
Fidelity National Information Services, Inc.	703,000	39,649,200
MasterCard, Inc. Class A	129,000	9,565,350
		49,214,550
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	841,000	17,627,360
Micron Technology, Inc. (a)	864,000	26,395,200
		44,022,560
Software - 10.0%
Adobe Systems, Inc. (a)	1,398,601	96,657,315
Microsoft Corp.	1,390,000	59,992,400
Oracle Corp.	412,000	16,640,680
salesforce.com, Inc. (a)	383,800	20,821,150
		194,111,545
TOTAL INFORMATION TECHNOLOGY		511,418,900
UTILITIES - 1.9%
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	125,533	4,273,143
Independent Power Producers & Energy Traders - 0.7%
Dynegy, Inc. (a)	520,791	13,827,001
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.0%
Sempra Energy	183,000	$ 18,246,930
TOTAL UTILITIES		36,347,074
TOTAL COMMON STOCKS (Cost $1,692,281,791)		1,847,273,357
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.11% (b) (Cost $88,458,703)	88,458,703	88,458,703
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,780,740,494)		1,935,732,060
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,166,710)
NET ASSETS - 100%		$ 1,933,565,350
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,528
Fidelity Securities Lending Cash Central Fund	49,654
Total	$ 73,182
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,785,818,324. Net unrealized appreciation aggregated $149,913,736, of which $190,252,051 related to appreciated investment securities and $40,338,315 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

July 31, 2014

1.804834.110

CAF-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.2%
Auto Components - 0.7%
Tenneco, Inc. (a)	876,601	$ 55,839
Automobiles - 2.8%
Harley-Davidson, Inc.	3,681,253	227,575
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,569,693	50,434
Hotels, Restaurants & Leisure - 10.2%
Brinker International, Inc.	2,143,567	96,118
Buffalo Wild Wings, Inc. (a)	186,921	27,163
Las Vegas Sands Corp.	1,066,900	78,791
Paddy Power PLC (Ireland)	1,448,058	102,303
Starbucks Corp.	4,543,124	352,910
Whitbread PLC	1,410,862	102,496
Wyndham Worldwide Corp.	920,389	69,535
		829,316
Internet & Catalog Retail - 0.1%
ASOS PLC (a)	293,868	12,433
Leisure Products - 1.2%
Polaris Industries, Inc.	653,937	96,482
Media - 3.8%
Dentsu, Inc.	959,500	38,002
Interpublic Group of Companies, Inc.	4,012,294	79,082
Liberty Global PLC Class A (a)	832,100	34,615
The Walt Disney Co.	1,471,081	126,336
Time Warner Cable, Inc.	215,500	31,269
		309,304
Specialty Retail - 4.0%
DSW, Inc. Class A	636,200	16,917
Gap, Inc.	2,705,508	108,518
TJX Companies, Inc.	3,255,915	173,508
World Duty Free SpA (a)	2,197,870	25,104
		324,047
Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries, Inc. (c)	1,059,269	63,101
TOTAL CONSUMER DISCRETIONARY		1,968,531
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 4.3%
Tobacco - 4.3%
Altria Group, Inc.	1,076,600	$ 43,710
Lorillard, Inc.	5,038,178	304,709
		348,419
ENERGY - 3.4%
Energy Equipment & Services - 1.1%
Halliburton Co.	1,272,400	87,783
Oil, Gas & Consumable Fuels - 2.3%
Devon Energy Corp.	802,800	60,611
Golar LNG Ltd.	299,615	18,459
The Williams Companies, Inc.	1,224,000	69,315
YPF SA Class D sponsored ADR	1,086,000	38,423
		186,808
TOTAL ENERGY		274,591
FINANCIALS - 14.1%
Capital Markets - 11.2%
Affiliated Managers Group, Inc. (a)	538,436	107,283
Ameriprise Financial, Inc.	2,844,679	340,224
BlackRock, Inc. Class A	485,716	148,012
Charles Schwab Corp.	6,364,246	176,608
E*TRADE Financial Corp. (a)	5,229,343	109,921
Monex Group, Inc.	8,540,500	27,437
		909,485
Diversified Financial Services - 2.4%
McGraw Hill Financial, Inc.	2,450,142	196,550
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	783,100	39,758
TOTAL FINANCIALS		1,145,793
HEALTH CARE - 32.7%
Biotechnology - 22.2%
Actelion Ltd.	717,670	86,792
Alexion Pharmaceuticals, Inc. (a)	748,018	118,927
Amgen, Inc.	4,439,799	565,587
Biogen Idec, Inc. (a)	809,392	270,653
Celgene Corp. (a)	2,844,794	247,924
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.	899,712	$ 54,792
Gilead Sciences, Inc. (a)	4,971,618	455,152
		1,799,827
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	11,989,394	153,224
Health Care Providers & Services - 1.3%
HCA Holdings, Inc. (a)	244,700	15,981
McKesson Corp.	333,100	63,909
UnitedHealth Group, Inc.	342,600	27,768
		107,658
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	509,805	81,523
PAREXEL International Corp. (a)	229,100	12,271
		93,794
Pharmaceuticals - 6.1%
AbbVie, Inc.	1,272,500	66,603
Actavis PLC (a)	636,536	136,384
Astellas Pharma, Inc.	2,497,300	33,865
Jazz Pharmaceuticals PLC (a)	867,599	121,230
Pacira Pharmaceuticals, Inc. (a)	872,522	80,272
Shire PLC	538,300	44,307
The Medicines Company (a)	678,095	15,847
		498,508
TOTAL HEALTH CARE		2,653,011
INDUSTRIALS - 4.3%
Air Freight & Logistics - 0.2%
Hub Group, Inc. Class A (a)	336,730	15,550
Building Products - 1.0%
Lennox International, Inc.	924,500	78,878
Industrial Conglomerates - 0.5%
3M Co.	302,481	42,617
Machinery - 1.0%
Snap-On, Inc.	91,308	10,975
Wabtec Corp.	842,167	67,946
		78,921
Road & Rail - 1.6%
Canadian Pacific Railway Ltd.	138,700	26,374
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
J.B. Hunt Transport Services, Inc.	207,093	$ 16,000
Union Pacific Corp.	878,591	86,374
		128,748
TOTAL INDUSTRIALS		344,714
INFORMATION TECHNOLOGY - 11.6%
Electronic Equipment & Components - 0.6%
OMRON Corp.	1,177,700	52,234
Internet Software & Services - 7.7%
Facebook, Inc. Class A (a)	3,719,766	270,241
Google, Inc. Class A (a)	605,901	351,150
		621,391
IT Services - 1.5%
Alliance Data Systems Corp. (a)	240,637	63,117
Fidelity National Information Services, Inc.	394,900	22,272
Fiserv, Inc. (a)	302,636	18,664
Global Payments, Inc.	146,800	10,169
Total System Services, Inc.	244,700	7,830
		122,052
Software - 1.8%
Intuit, Inc.	460,100	37,714
Oracle Corp.	2,321,100	93,749
Rovi Corp. (a)	691,664	16,164
		147,627
TOTAL INFORMATION TECHNOLOGY		943,304
MATERIALS - 2.1%
Chemicals - 2.1%
Eastman Chemical Co.	575,593	45,345
Ferro Corp. (a)	1,900,887	23,837
Monsanto Co.	665,600	75,273
Potash Corp. of Saskatchewan, Inc.	782,960	27,797
		172,252
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. (a)	146,800	$ 6,456
TOTAL COMMON STOCKS (Cost $6,222,641)		7,857,071
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.11% (b) (Cost $308,953)	308,952,875	308,953
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $6,531,594)		8,166,024
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(45,571)
NET ASSETS - 100%		$ 8,120,453
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 278
Fidelity Securities Lending Cash Central Fund	2,092
Total	$ 2,370
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 73,469	$ 2,611	$ -	$ 631	$ 63,101
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,968,531	$ 1,930,529	$ 38,002	$ -
Consumer Staples	348,419	348,419	-	-
Energy	274,591	274,591	-	-
Financials	1,145,793	1,118,356	27,437	-
Health Care	2,653,011	2,574,839	78,172	-
Industrials	344,714	344,714	-	-
Information Technology	943,304	891,070	52,234	-
Materials	172,252	172,252	-	-
Telecommunication Services	6,456	6,456	-	-
Money Market Funds	308,953	308,953	-	-
Total Investments in Securities:	$ 8,166,024	$ 7,970,179	$ 195,845	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $6,535,312,000. Net unrealized appreciation aggregated $1,630,712,000, of which $1,719,915,000 related to appreciated investment securities and $89,203,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

July 31, 2014

1.804828.110

VAL-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.5%
Delphi Automotive PLC	474,100	$ 31,670
The Goodyear Tire & Rubber Co.	1,389,800	34,981
Visteon Corp. (a)	751,209	71,740
		138,391
Diversified Consumer Services - 1.2%
H&R Block, Inc.	766,159	24,617
Houghton Mifflin Harcourt Co.	3,672,606	64,307
Kroton Educacional SA	749,326	19,956
Service Corp. International	300,070	6,301
		115,181
Hotels, Restaurants & Leisure - 0.3%
Bally Technologies, Inc. (a)	412,100	24,796
Household Durables - 1.2%
Helen of Troy Ltd. (a)	297,120	15,935
Jarden Corp. (a)	558,300	31,209
KB Home (e)	3,897,772	63,534
Whirlpool Corp.	34,200	4,878
		115,556
Leisure Products - 0.2%
Brunswick Corp.	531,268	21,426
Media - 2.9%
CBS Corp. Class B	1,041,260	59,175
Ipsos SA	437,461	11,859
Lamar Advertising Co. Class A (e)	855,700	42,913
Liberty Media Corp. (a)	814,200	38,267
Liberty Media Corp. Class A (a)	407,100	19,154
Live Nation Entertainment, Inc. (a)	2,557,082	59,350
Sinclair Broadcast Group, Inc. Class A (e)	709,956	22,939
UBM PLC	1,445,800	15,122
		268,779
Multiline Retail - 1.0%
Dillard's, Inc. Class A	191,802	22,867
Kohl's Corp.	934,117	50,013
Macy's, Inc.	385,068	22,253
		95,133
Specialty Retail - 3.6%
Abercrombie & Fitch Co. Class A	365,863	14,393
Advance Auto Parts, Inc.	209,220	25,339
AutoZone, Inc. (a)	56,200	29,057
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	2,064,675	$ 61,383
Chico's FAS, Inc.	3,369,941	53,279
Office Depot, Inc. (a)	5,024,874	25,175
Rent-A-Center, Inc.	817,574	19,573
Select Comfort Corp. (a)	2,410,706	48,696
Staples, Inc. (e)	1,683,525	19,512
The Men's Wearhouse, Inc.	450,219	22,655
TJX Companies, Inc.	353,500	18,838
		337,900
Textiles, Apparel & Luxury Goods - 0.6%
Fossil Group, Inc. (a)	191,800	18,796
Gildan Activewear, Inc.	361,100	21,159
Iconix Brand Group, Inc. (a)	403,500	17,040
		56,995
TOTAL CONSUMER DISCRETIONARY		1,174,157
CONSUMER STAPLES - 3.7%
Beverages - 0.8%
C&C Group PLC	3,185,219	18,076
Cott Corp.	2,396,711	16,354
Molson Coors Brewing Co. Class B	382,986	25,863
Treasury Wine Estates Ltd.	3,173,815	14,544
		74,837
Food & Staples Retailing - 0.2%
Safeway, Inc.	546,500	18,832
Food Products - 2.1%
Bunge Ltd.	973,955	76,787
Dean Foods Co.	3,054,958	46,802
Greencore Group PLC	4,178,859	18,647
Ingredion, Inc.	291,054	21,430
The J.M. Smucker Co.	340,531	33,931
		197,597
Personal Products - 0.4%
Coty, Inc. Class A	2,150,376	36,793
Tobacco - 0.2%
Japan Tobacco, Inc.	450,400	15,839
TOTAL CONSUMER STAPLES		343,898
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.4%
Energy Equipment & Services - 1.6%
BW Offshore Ltd.	8,596,723	$ 11,419
Cameron International Corp. (a)	373,759	26,503
Halliburton Co.	799,241	55,140
National Oilwell Varco, Inc.	347,113	28,130
Odfjell Drilling A/S	2,285,182	11,742
Rowan Companies PLC	661,575	20,191
		153,125
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	243,000	25,965
BPZ Energy, Inc. (a)(e)(f)	7,189,940	18,838
Cloud Peak Energy, Inc. (a)	4	0*
Energen Corp.	664,246	54,222
Imperial Oil Ltd.	423,400	21,726
Marathon Petroleum Corp.	535,138	44,673
Markwest Energy Partners LP	234,200	16,347
Newfield Exploration Co. (a)	983,710	39,644
Noble Energy, Inc.	317,998	21,144
Northern Oil & Gas, Inc. (a)	972,691	15,651
Scorpio Tankers, Inc.	1,315,345	12,351
Stone Energy Corp. (a)	1,237,100	47,072
Tesoro Corp.	704,600	43,361
Ultra Petroleum Corp. (a)(e)	656,600	15,049
Whiting Petroleum Corp. (a)	836,103	73,987
		450,030
TOTAL ENERGY		603,155
FINANCIALS - 27.8%
Banks - 4.9%
Bank of Ireland (a)	22,747,694	7,964
Barclays PLC sponsored ADR	1,570,276	23,837
CIT Group, Inc.	1,219,576	59,893
Citigroup, Inc.	652,416	31,910
EFG Eurobank Ergasias SA (a)	29,714,500	13,369
First Citizen Bancshares, Inc.	293,914	65,352
Investors Bancorp, Inc.	1,466,400	15,177
JPMorgan Chase & Co.	952,617	54,937
M&T Bank Corp. (e)	282,381	34,309
PNC Financial Services Group, Inc.	474,944	39,211
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
TSB Banking Group PLC	1,218,457	$ 5,883
U.S. Bancorp	1,816,315	76,340
Wells Fargo & Co.	554,928	28,246
		456,428
Capital Markets - 4.2%
Ameriprise Financial, Inc.	367,455	43,948
Apollo Global Management LLC Class A	561,932	14,756
Ares Capital Corp.	1,740,215	29,079
Artisan Partners Asset Management, Inc.	230,500	12,009
Carlyle Group LP	872,140	29,112
E*TRADE Financial Corp. (a)	1,861,846	39,136
Fortress Investment Group LLC	2,881,828	20,864
Invesco Ltd.	2,017,721	75,927
Julius Baer Group Ltd.	172,590	7,359
KKR & Co. LP	1,722,768	39,486
NorthStar Asset Management Group, Inc. (a)	1,105,559	19,801
The Blackstone Group LP	1,146,404	37,464
UBS AG	1,452,491	24,956
		393,897
Consumer Finance - 2.3%
Capital One Financial Corp.	933,791	74,274
Cash America International, Inc.	408,445	18,131
Navient Corp.	3,232,968	55,607
SLM Corp.	5,256,868	46,576
Springleaf Holdings, Inc. (e)	912,738	23,895
		218,483
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	793,289	99,502
The NASDAQ OMX Group, Inc.	874,070	36,877
		136,379
Insurance - 6.9%
AFLAC, Inc.	473,346	28,278
Allied World Assurance Co. Holdings Ltd.	730,979	26,323
Allstate Corp.	594,285	34,736
AMBAC Financial Group, Inc. (a)(e)	2,105,359	47,707
Fairfax Financial Holdings Ltd. (sub. vtg.)	126,661	59,634
FNF Group	1,684,500	45,667
FNFV Group	113,887	1,863
Genworth Financial, Inc. Class A (a)	1,148,400	15,044
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Greenlight Capital Re, Ltd. (a)	485,643	$ 15,715
Hilltop Holdings, Inc. (a)	1,003,314	20,568
Intact Financial Corp.	518,300	34,568
Mercury General Corp.	205,848	10,132
Old Republic International Corp.	2,106,705	30,315
Primerica, Inc.	344,900	15,893
ProAssurance Corp.	520,907	22,727
Progressive Corp.	574,900	13,476
Prudential PLC	1,453,980	33,418
Reinsurance Group of America, Inc.	1,133,776	90,997
StanCorp Financial Group, Inc.	410,928	24,795
Third Point Reinsurance Ltd.	856,992	12,478
Torchmark Corp.	694,351	36,620
Validus Holdings Ltd.	890,082	32,515
		653,469
Real Estate Investment Trusts - 6.5%
Alexandria Real Estate Equities, Inc.	423,330	33,274
American Capital Agency Corp.	2,584,722	59,759
American Tower Corp.	747,338	70,541
Brandywine Realty Trust (SBI)	1,188,700	18,484
Digital Realty Trust, Inc.	629,042	40,504
Duke Realty LP	148,600	2,673
Equity Lifestyle Properties, Inc.	1,463,469	64,817
Eurobank Properties Real Estate Investment Co. (f)	5,280,702	67,105
Extra Space Storage, Inc.	597,800	30,924
General Growth Properties, Inc.	520,011	12,153
iStar Financial, Inc. (a)	1,397,065	20,090
MFA Financial, Inc.	2,624,790	21,366
NorthStar Realty Finance Corp.	1,105,559	17,799
Piedmont Office Realty Trust, Inc. Class A	1,851,000	36,002
Redwood Trust, Inc. (e)	898,313	17,050
Sun Communities, Inc.	394,649	20,770
Washington Prime Group, Inc. (a)	1,401,500	26,474
Weyerhaeuser Co. (e)	1,519,600	47,594
		607,379
Real Estate Management & Development - 1.4%
Brookfield Asset Management, Inc. Class A	264,300	11,790
Forest City Enterprises, Inc. Class A (a)	2,486,982	47,675
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy Wilson Europe Real Estate PLC	894,000	$ 16,029
Kennedy-Wilson Holdings, Inc. (a)	2,223,614	52,033
		127,527
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	674,800	20,359
TOTAL FINANCIALS		2,613,921
HEALTH CARE - 8.1%
Biotechnology - 0.9%
Aegerion Pharmaceuticals, Inc. (a)	237,171	7,971
Amgen, Inc.	208,675	26,583
Cubist Pharmaceuticals, Inc.	344,801	20,998
United Therapeutics Corp. (a)	311,444	28,323
		83,875
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	3,056,300	39,060
Covidien PLC	272,300	23,557
DENTSPLY International, Inc.	571,600	26,534
Masimo Corp. (a)	1,241,600	29,898
Meridian Bioscience, Inc. (e)	452,735	8,923
		127,972
Health Care Providers & Services - 2.8%
Accretive Health, Inc. (a)	1,105,554	9,309
Cardinal Health, Inc.	847,523	60,725
Catamaran Corp. (United States) (a)	521,600	23,728
Community Health Systems, Inc. (a)	1,568,517	74,818
HCA Holdings, Inc. (a)	980,416	64,031
UnitedHealth Group, Inc.	445,700	36,124
		268,735
Health Care Technology - 0.3%
CompuGroup Medical AG	1,043,616	25,993
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	727,773	40,821
Lonza Group AG	161,995	18,004
		58,825
Pharmaceuticals - 2.1%
Actavis PLC (a)	155,031	33,217
Cardiome Pharma Corp. (a)(f)	1,013,700	6,647
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Impax Laboratories, Inc. (a)	942,755	$ 22,051
Jazz Pharmaceuticals PLC (a)	248,867	34,774
Teva Pharmaceutical Industries Ltd. sponsored ADR	697,117	37,296
The Medicines Company (a)	1,700,568	39,742
Theravance, Inc. (a)(e)	1,101,646	23,906
		197,633
TOTAL HEALTH CARE		763,033
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	1,085,185	68,920
Finmeccanica SpA (a)	1,852,000	17,136
Meggitt PLC	2,677,889	22,990
Textron, Inc.	747,200	27,176
Triumph Group, Inc.	309,700	19,619
United Technologies Corp.	39,000	4,101
		159,942
Air Freight & Logistics - 0.5%
FedEx Corp.	321,960	47,289
UTi Worldwide, Inc.	163,944	1,551
		48,840
Airlines - 0.5%
JetBlue Airways Corp. (a)(e)	4,328,800	46,405
WestJet Airlines Ltd.	184,300	4,756
		51,161
Commercial Services & Supplies - 1.5%
ADT Corp. (e)	901,869	31,385
Intrum Justitia AB	704,887	21,612
Iron Mountain, Inc.	987,500	33,091
Progressive Waste Solution Ltd. (Canada)	1,167,760	29,313
West Corp.	953,510	24,572
		139,973
Construction & Engineering - 2.4%
AECOM Technology Corp. (a)	2,454,872	83,343
Balfour Beatty PLC	2,713,100	10,897
Jacobs Engineering Group, Inc. (a)	556,300	28,266
URS Corp.	1,867,619	106,959
		229,465
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Babcock & Wilcox Co.	542,094	$ 16,827
OSRAM Licht AG (a)	467,976	19,006
		35,833
Machinery - 1.2%
Allison Transmission Holdings, Inc.	591,973	17,333
Deere & Co.	53,300	4,536
Manitowoc Co., Inc.	629,107	16,709
Stanley Black & Decker, Inc.	476,383	41,660
Valmont Industries, Inc.	198,800	28,951
		109,189
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	3,914,472	12,761
Professional Services - 0.4%
Dun & Bradstreet Corp.	300,408	33,054
Road & Rail - 0.4%
CSX Corp.	610,599	18,269
TransForce, Inc.	581,500	14,703
		32,972
Trading Companies & Distributors - 1.0%
AerCap Holdings NV (a)	1,087,099	47,430
Noble Group Ltd.	20,048,000	22,695
Now, Inc.	0	0*
WESCO International, Inc. (a)	284,270	22,312
		92,437
TOTAL INDUSTRIALS		945,627
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.9%
Juniper Networks, Inc.	1,570,431	36,968
Plantronics, Inc.	466,065	21,891
QUALCOMM, Inc.	378,654	27,907
		86,766
Electronic Equipment & Components - 1.1%
Ingram Micro, Inc. Class A (a)	945,650	27,140
Jabil Circuit, Inc.	1,498,603	29,912
TE Connectivity Ltd.	405,966	25,125
TTM Technologies, Inc. (a)	3,163,563	23,758
		105,935
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.2%
eBay, Inc. (a)	351,300	$ 18,549
IT Services - 2.9%
Amdocs Ltd.	699,641	31,722
CGI Group, Inc. Class A (sub. vtg.) (a)	717,500	25,736
Computer Sciences Corp.	541,626	33,792
Global Payments, Inc.	413,900	28,671
Quindell PLC (e)	3,903,193	13,509
Sapient Corp. (a)	1,712,800	25,281
Total System Services, Inc.	2,626,700	84,054
Unisys Corp. (a)	1,244,266	26,490
		269,255
Semiconductors & Semiconductor Equipment - 2.7%
Broadcom Corp. Class A	2,998,354	114,717
Freescale Semiconductor, Inc. (a)	2,079,989	41,641
MagnaChip Semiconductor Corp. (a)	808,100	11,321
PMC-Sierra, Inc. (a)	2,555,110	17,196
Samsung Electronics Co. Ltd.	50,370	65,180
		250,055
Software - 4.0%
Activision Blizzard, Inc.	1,436,096	32,140
Cadence Design Systems, Inc. (a)	1,555,100	26,172
Comverse, Inc. (a)	987,757	25,366
Constellation Software, Inc.	85,000	20,191
Electronic Arts, Inc. (a)	546,615	18,366
Interactive Intelligence Group, Inc. (a)	296,700	13,461
King Digital Entertainment PLC (a)(e)	696,800	13,553
MicroStrategy, Inc. Class A (a)	135,500	19,394
Nintendo Co. Ltd.	98,800	10,976
Oracle Corp.	1,671,907	67,528
Rovi Corp. (a)	689,100	16,104
Symantec Corp.	3,737,638	88,433
Synopsys, Inc. (a)	743,300	28,074
		379,758
Technology Hardware, Storage & Peripherals - 0.9%
EMC Corp.	1,233,962	36,155
NCR Corp. (a)	1,632,700	50,532
		86,687
TOTAL INFORMATION TECHNOLOGY		1,197,005
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.8%
Chemicals - 4.0%
Agrium, Inc. (e)	621,100	$ 56,622
Airgas, Inc.	213,100	22,785
Ashland, Inc.	271,400	28,402
Axiall Corp.	571,094	24,460
Cabot Corp.	323,981	16,973
Celanese Corp. Class A	624,042	36,325
Cytec Industries, Inc.	301,200	30,376
Eastman Chemical Co.	727,103	57,281
LyondellBasell Industries NV Class A	197,680	21,004
Methanex Corp.	1,160,066	75,497
Tronox Ltd. Class A	248,780	6,603
		376,328
Containers & Packaging - 0.3%
Sonoco Products Co.	768,378	30,074
Metals & Mining - 1.5%
Constellium NV (a)	820,600	23,781
Freeport-McMoRan Copper & Gold, Inc.	1,014,800	37,771
Gem Diamonds Ltd. (a)	3,527,364	11,583
Royal Gold, Inc.	166,300	12,567
Steel Dynamics, Inc.	996,800	21,142
SunCoke Energy, Inc. (a)	1,177,984	26,893
		133,737
TOTAL MATERIALS		540,139
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	65,291	2,562
Frontier Communications Corp. (e)	1,382,704	9,057
		11,619
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	62,600	2,062
TOTAL TELECOMMUNICATION SERVICES		13,681
UTILITIES - 9.3%
Electric Utilities - 4.8%
Edison International	2,405,693	131,832
Exelon Corp.	1,102,600	34,269
ITC Holdings Corp.	2,778,666	100,310
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	710,718	$ 66,729
PPL Corp.	3,416,200	112,700
		445,840
Gas Utilities - 1.3%
Atmos Energy Corp.	862,138	41,659
National Fuel Gas Co.	1,217,600	83,905
		125,564
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	318,700	10,849
Independent Power Producers & Energy Traders - 0.3%
Dynegy, Inc. (a)	1,162,100	30,854
Multi-Utilities - 2.8%
DTE Energy Co.	447,200	33,012
NiSource, Inc.	2,026,018	76,340
Sempra Energy	1,497,997	149,368
		258,720
TOTAL UTILITIES		871,827
TOTAL COMMON STOCKS (Cost $8,140,780)		9,066,443
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR (Cost $20,484)	1,125,681	17,335
Nonconvertible Bonds - 0.2%
		Principal Amount (000s) (d)
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Ireland 10% 7/30/16 (Cost $13,516)	EUR	10,286	15,037
U.S. Treasury Obligations - 0.1%
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 8/14/14 to 9/18/14 (i) (Cost $7,040)		$ 7,040	$ 7,040
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $5,175)	EUR	3,370	5,086
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	318,063,300	318,063
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	200,145,111	200,145
TOTAL MONEY MARKET FUNDS (Cost $518,208)		518,208
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $8,705,203)		9,629,149
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(232,031)
NET ASSETS - 100%		$ 9,397,118
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
874 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2014	$ 119,546	$ (2,960)

The face value of futures purchased as a percentage of net assets is 1.3%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,086,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,170,000.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 203
Fidelity Securities Lending Cash Central Fund	1,253
Total	$ 1,456
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BPZ Energy, Inc.	$ 8,937	$ 6,735	$ 3,518	$ -	$ 18,838
Cardiome Pharma Corp.	-	8,989	174	-	6,647
Eurobank Properties Real Estate Investment Co.	39,431	13,943	792	1,344	67,105
Quality Distribution, Inc.	17,137	-	23,329	-	-
Total	$ 65,505	$ 29,667	$ 27,813	$ 1,344	$ 92,590
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,174,157	$ 1,174,157	$ -	$ -
Consumer Staples	343,898	313,515	30,383	-
Energy	603,155	603,155	-	-
Financials	2,631,256	2,564,918	66,338	-
Health Care	763,033	763,033	-	-
Industrials	945,627	922,932	22,695	-
Information Technology	1,197,005	1,120,849	76,156	-
Materials	540,139	540,139	-	-
Telecommunication Services	13,681	13,681	-	-
Utilities	871,827	871,827	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Corporate Bonds	$ 15,037	$ -	$ 15,037	$ -
U.S. Government and Government Agency Obligations	7,040	-	7,040	-
Preferred Securities	5,086	-	5,086	-
Money Market Funds	518,208	518,208	-	-
Total Investments in Securities:	$ 9,629,149	$ 9,406,414	$ 222,735	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,960)	$ (2,960)	$ -	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $8,723,975,000. Net unrealized appreciation aggregated $905,174,000, of which $1,238,012,000 related to appreciated investment securities and $332,838,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014